VISTA POINT SECURITIZATION TRUST 2021-1 ABS-15G

Exhibit 99.2 Schedule 2

Exception Grades
Run Date - 8/12/2021 10:24:47 PM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
209285107							Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $225.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.									1	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	B	A	A	A	Non QM	Non QM	Yes
209285107							Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.					Reviewer Comment (2019-12-30): Disclosure provided.				1	A		CA	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
209285107							Credit	Credit	Miscellaneous	Guideline	Credit Exception:		CPA or borrower letter to confirm the business funds used for closing will not impact the business negatively.				Reviewer Comment (2019-12-30): balance sheets provided.				1	A		CA	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
212352275							Credit	Guideline	Guideline Issue	Guideline	Asset verification is less than 2 months verified as required by guidelines.	-	Guides require X months bank statements to verify reserves. Missing X months on both accounts.				Reviewer Comment (2020-09-10): Asset accounts removed from reserves per client request. Buyer Comment (2020-09-09): Cash out meets reserves requirement so no bank statements required. New core guides are effective for loans FUNDED on or after xx/xx/xxxx and this loan was funded on xx/xx/xxxx. PLEASE CLEAR THE CONDITION.				1	A		CA	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A			No
212360719							Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Appraisal not in the name of the lender.				Reviewer Comment (2020-09-21): Exception cleared. Buyer Comment (2020-09-17): as long as we get a 1 grading and not a 2 over this. Acknowledged. Reviewer Comment (2020-09-17): Understood. This is an EV2 informational exception for the Rating Agencies. Client can acknowledge or leave open. Buyer Comment (2020-09-16): Appraisal transfer Letter was uploaded with file.				1	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
213047365							Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject Property is a (redacted) located in a new (redacted). Non-Warrantable projects require Project Approval by (redacted)s.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	greater than 24 months reserves over 100 points	Owner Originator,Owner Owner,Originator	Reviewer Comment (2020-10-06): Lender acknowledges and compensating factors provided. Buyer Comment (2020-10-05): Comp Factors- FICO score is (redacted) which exceeds the min requirement of (redacted) by (redacted) points and Reserves > 24 months				2	B		CT	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
213047365							Credit	Credit	Miscellaneous	Guideline	Credit Exception:		If Cash-Out Seasoning is between (X) to (X) months, the appraised value may be utilized to determine property value with the following restrictions: The loan amount may not exceed 100% of the acquisition cost plus documented improvements. The last transaction date reflected on the appraisal report was (redacted) for $(redacted). The file is missing documented improvements to ensure the loan amount of $(redacted) meets these requirements.				Reviewer Comment (2020-10-06): Appraisal from xx/xx/xxxx provided with value $(redacted).				1	A		CT	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
213047365							Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided		Subject property is a (redacted). Only the subject unit has been completed, and the real estate taxes have not been assessed yet. Please provide what estimate was used in qualifying.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	greater than 24 months reserves over 100 points	Owner Originator,Owner Owner,Originator	Reviewer Comment (2020-10-06): Lender acknowledges and compensating factors provided. Buyer Comment (2020-10-05): Comp Factors- FICO score is (redacted) which exceeds the min requirement of (redacted) by (redacted) points and Reserves > 24 months Buyer Comment (2020-10-05): Uploaded RE tax bill				2	B		CT	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
213047365							Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Purpose of Cash-Out Letter.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	greater than 24 months reserves over 100 points	Owner Originator,Owner Owner,Originator	Reviewer Comment (2020-10-06): Lender acknowledges and compensating factors provided. Buyer Comment (2020-10-05): VOM Buyer Comment (2020-10-05): Comp Factors- FICO score is (redacted) which exceeds the min requirement of (redacted) by (redacted) points and Reserves > 24 months				2	B		CT	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
213047365							Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	If Cash-Out Seasoning is between (6) to (12) months, the appraised value may be utilized to determine property value with the following restrictions: DSCR must be (redacted) or greater.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	greater than 24 months reserves over 100 points	Owner Originator,Owner Owner,Originator	Reviewer Comment (2020-10-06): Lender acknowledges and compensating factors provided. Buyer Comment (2020-10-05): Comp Factors- FICO score is (redacted) which exceeds the min requirement of (redacted) by (redacted) points and Reserves > 24 months				2	B		CT	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
213047365							Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Title Preliminary not provided		Preliminary Title Report was not provided.				Reviewer Comment (2020-10-06): pro forma provided Buyer Comment (2020-10-02): Proforma Policy				1	A		CT	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
213047365	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Hazard Insurance Coverage Amount of $(redacted) is insufficient.to cover loan amount.	Reviewer Comment (2020-10-06): Master insurance policy is $(redacted) for the whole condominium building -same owner for all (redacted) units, exceeding the allocation of (redacted)/ unit necessary ( we have it for (redacted) )

Buyer Comment (2020-10-06): Master insurance policy is  $(redacted) for the whole condominium building -same owner for all (redacted) units,  exceeding the allocation of (redacted)/ unit necessary ( we have it for (redacted) )

Reviewer Comment (2020-10-06): Coverage provided (expired xx/xxxx) does not supersede current coverage (expires xx/xxxx).

Buyer Comment (2020-10-02): Master Insurance Policy
																					1	A		CT	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
213047365							Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Mortgage Statement(s) not provided		VOM on the current lien being paid off was not provided.				Reviewer Comment (2020-10-06): VOM provided				1	A		CT	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
213047366							Credit	Missing Document	General	Missing Document	ACH was missing from file.						Reviewer Comment (2020-09-22): received				1	A		NY	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
213047366							Credit	Guideline	Guideline Issue	Guideline	Asset verification is less than 2 months verified as required by guidelines.	-		The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has owned the subject property for at least 5 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	DSCR > 1.30 114 points higher than minimum	Originator Owner Owner Owner,Originator	Reviewer Comment (2020-09-22): Lender acknowledges and compensating factors provided. Buyer Comment (2020-09-15): Comp Factors- FICO Score is (redacted) which is (redacted) points higher than the minimum requirement of (redacted) and DSCR > (redacted)				2	B		NY	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
213047366							Credit	Asset	Asset Documentation	Asset	Guideline Issue: Insufficient asset documentation.	-		The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has owned the subject property for at least 5 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	DSCR > 1.30 114 points higher than minimum	Originator Owner Owner Owner,Originator	Reviewer Comment (2020-09-22): Lender acknowledges and compensating factors provided. Buyer Comment (2020-09-15): Comp Factors- FICO Score is (redacted) which is (redacted) points higher than the minimum requirement of (redacted) and DSCR > (redacted)				2	B		NY	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
213047367							Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided						Reviewer Comment (2020-09-22): provided Buyer Comment (2020-09-17): Guarantor Agreement				1	A		NY	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A			No
213047367							Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided						Reviewer Comment (2020-09-22): provided				1	A		NY	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A			No
213047367							Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete Note	Missing Document: Note - Subject Lien not provided						Reviewer Comment (2020-09-22): provided Buyer Comment (2020-09-17): Note				1	A		NY	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A			No
213047367							Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument not provided						Reviewer Comment (2020-09-22): provided Buyer Comment (2020-09-17): Security Instrument				1	A		NY	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A			No
213047367							Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Assignment of Leases/Rents not provided						Reviewer Comment (2020-09-22): provided Buyer Comment (2020-09-17): Assignment of Rents				1	A		NY	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A			No
213047367							Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided						Reviewer Comment (2020-09-22): provided Buyer Comment (2020-09-17): Business Purpose Certificate				1	A		NY	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A			No
213047367							Credit	Credit	Credit Documentation	Credit	A credit report was not pulled for all members of the borrowing entity as required by guidelines.	-					Reviewer Comment (2020-09-22): not required Buyer Comment (2020-09-17): Credit is not pulled for an (redacted)				1	A		NY	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A			No
213047367							Credit	Investment Product	General Exception	Investment Product	Security Instrument Error: Assignment of Leases/Rents is not in the file and required by guidelines	-					Reviewer Comment (2020-09-22): provided Buyer Comment (2020-09-17): Assignment of Leases/Rents				1	A		NY	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A			No
213047367							Compliance	Loan Package Documentation	Closing / Title	Misc. State Level	Note Error: Note grace period days less than minimum per state		reflects as 10 days				Reviewer Comment (2020-09-22): loan documents have a choice of law provision to use (redacted) law which permit the (redacted) late fee for business purpose loans				1	A		NY	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A			No
213047367							Compliance	Compliance	State Compliance	State Late Charge	Note Error: Note late charge percentage exceeds maximum per state		shows as 6%				Reviewer Comment (2020-09-22): loan documents have a choice of law provision to use (redacted) law which permit the (redacted) late fee for business purpose loans				1	A		NY	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A			No
213047368							Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		First Amendment to the Operating Agreement for the borrowing entity is provided reflecting updated membership structure, however the Operating Agreement is not provided.				Reviewer Comment (2020-09-22): provided				1	A		NY	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
213047368							Credit	Asset	Asset Documentation	Asset	Guideline Issue: Insufficient asset documentation.	-	Guidelines require asset statements to cover most recent 60 days. Missing 01/31/2020 statement. 02/28/2020 an d12/31/2019 statements are provided.	The qualifying DSCR on the loan is greater than the guideline minimum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DSCR > 1.15 90 points higher than minimum	Originator Owner,Originator	Reviewer Comment (2020-09-22): Lender acknowledges and compensating factors provided. Buyer Comment (2020-09-15): Comp Factors- FICO is (redacted)which is (redacted) points higher than the min requirement of (redacted), DSCR > (redacted) and LTV is (redacted) which is below the minimum requirement of (redacted)				2	B		NY	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
215601765							Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Evidence that a List of Homeownership Counseling Organizations was provided to borrower within three days of application is missing.				Reviewer Comment (2020-10-23): Received cleared.				1	A		CA	Second Home	Purchase		C	C	A	A	C	C	A	A	Non QM	Non QM	No
215601765	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $53.40 exceeds tolerance of $42.00. Insufficient or no cure was provided to the borrower.	The Credit Report Fee was disclosed on the Loan Estimate at $42, but increased to $53.40 on the final Closing Disclosure without disclosure of a cure.	Reviewer Comment (2021-01-26): (redacted) received PCCD and LOE. The cure is missing refund check however documents are dated over 60 days from discovery date of xx/xx/xxxxUnable to Cure.

Seller Comment (2021-01-21): corrected PCCD

Reviewer Comment (2021-01-14): Revised PCCD reflecting the tolerance refund is also required to complete cure.  LOE, and copy of refund check now in trailing documents.

Reviewer Comment (2020-10-22): Provide a Valid Change of Circumstance for the increase of the Credit report fee, or a cure including a Letter of Explanation to borrower, Proof of Delivery, Copy of Refund Check, and Corrected CD is needed to satisfy this exception.

Seller Comment (2020-10-21): I uploaded the initial disclosures for this loan with the homeownership exception, let me know if this will clear the exception for this as well
																					3	C		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	No
215601765							Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $50.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The Title - Endorsement Fee was not disclosed on the Loan Estimate, but included on the final Closing Disclosure at $50 without disclosure of a cure.				Reviewer Comment (2020-10-22): (redacted) received VCC; exception is cleared. Seller Comment (2020-10-21): I uploaded the initial disclosures for this loan with the homeownership exception, let me know if this will clear the exception for this as well				1	A		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	No
215601765							Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		There's no evidence of an Initial Lender/Broker 1003 in the loan file.				Reviewer Comment (2020-12-12): Received. Cleared. Reviewer Comment (2020-10-23): Will review once received. Seller Comment (2020-10-21): requested from the seller				1	A		CA	Second Home	Purchase		C	C	A	A	C	C	A	A	Non QM	Non QM	No